Financial Assets and liabilities - Summary of income, expenses, gains and losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Interest income	$ 809	$ 65	$ 822
Interest expense	(28,886)	(50,660)	(47,923)
Amortized cost	(2,365)	(4,164)	(2,811)
Changes in the fair value of Warrants	(30,350)	(2,182)	16,498
Net changes in foreign exchange rate	33,263	14,328	3,068
Discount of assets and liabilities at present value	(2,561)	(2,300)	(3,432)
Impairment of financial assets			(4,839)
Changes in the fair value of financial assets	(17,599)	5,061	(645)
Interest expense on lease liabilities	(1,925)	(1,079)	(1,641)
Discount for well plugging and abandonment	(2,444)	(2,546)	(2,584)
Remeasurement in borrowings	(52,817)	(19,163)
Other	9,242	4,851	633
Financial results, net	(95,633)	(57,789)	(42,854)
Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	809	65	822
Interest expense	(28,886)	(50,660)	(47,923)
Amortized cost	(2,365)	(4,164)	(2,811)
Net changes in foreign exchange rate	33,263	14,328	3,068
Discount of assets and liabilities at present value	(2,561)	(2,300)	(3,432)
Impairment of financial assets			(4,839)
Interest expense on lease liabilities	(1,925)	(1,079)	(1,641)
Discount for well plugging and abandonment	(2,444)	(2,546)	(2,584)
Remeasurement in borrowings	(52,817)	(19,163)
Other	9,242	4,851	633
Financial results, net	(47,684)	(60,668)	(58,707)
Financial assets/liabilities at FVTPL [member]
Disclosure of detailed information about financial instruments [line items]
Changes in the fair value of Warrants	(30,350)	(2,182)	16,498
Changes in the fair value of financial assets	(17,599)	5,061	(645)
Financial results, net	$ (47,949)	$ 2,879	$ 15,853